Principal Accounting Policies - Employee Benefits, Government Subsidies, Segment Reporting, Deferred offering costs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Employee Benefits
Employee benefit expenses	¥ 56,396		¥ 217,199	¥ 222,304
Government Subsidies
Revenue from Contract with Customer, Including Assessed Tax	450,259	$ 69,006	2,280,987	2,240,149
Government Subsidies [Member]
Government Subsidies
Revenue from Contract with Customer, Including Assessed Tax	¥ 22,398		¥ 24,608	¥ 51,357